Variable Interest Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 17. Variable Interest Entities

The Company enters into relationships with, or has investments in, other entities that may be VIEs. The Company assesses the criteria in ASC 810 - Consolidation to determine if any such entities meet the definition of a VIE and require consolidation into its financial statements. Based on the Company’s assessments, it does not have any controlling financial interests in any VIE, and therefore did not consolidate any VIE into its Consolidated Financial Statements during the three months ended March 31, 2025 and 2024.

As of March 31, 2025 and December 31, 2024, the carrying value of the Company’s investment in a VIE was $0.8 million. Refer to Note 8 - Fair Value of Financial Instruments for the Company’s related valuation disclosures. Maximum exposure to losses related to the VIE is limited to its carrying value and the Company does not have any future funding commitments to the VIE.

Note 20. Variable Interest Entities

As discussed in Note 3 - Revenue and Related Matters, during the second quarter of 2023 the Company received one million ordinary shares of UltraDx under the UltraDx Agreement. Primarily due to having less than a 5% ownership interest in UltraDx, the Company concluded that it does not have the power to direct activities impacting UltraDx’s economic performance and therefore the Company is not the primary beneficiary of the VIE. Since the Company does not have a controlling financial interest in the VIE, it did not consolidate the VIE into its Consolidated Financial Statements during the years ended December 31, 2024 and 2023.

As of both December 31, 2024 and 2023, the carrying value of the Company’s investment in the VIE was $0.8 million, which was recorded in other non-current assets on the Consolidated Balance Sheets. Refer to Note 6 - Fair Value of Financial Instruments for the Company’s related valuation disclosures. Maximum exposure to losses related to the VIE is limited to its carrying value and the Company does not have any future funding commitments to the VIE.